Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Emerging Markets ETF(a)	3,986,957	$157,564,541

Total Investments in Securities — 100.1%
(Cost: $180,805,627)		157,564,541

Liabilities in Excess of Other Assets — (0.1)%		(216,510)

Net Assets — 100.0%.		$157,348,031

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$8,488	(b)	$—		$(8,488)	$—	$—	—	$7,365	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	960,000	—		(960,000	)(b)	—	—	—	—	5,353		—
iShares MSCI Emerging Markets ETF	153,764,856	19,707,232		(15,774,773)		(2,602,307)	2,469,533	157,564,541	3,986,957	(8,515)		—
						$(2,610,795)	$2,469,533	$157,564,541		$4,203		$—
(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	47,591,000	USD	9,047,587	Morgan Stanley & Co. International PLC	12/06/22	$115,491
CLP	1,043,878,000	USD	1,166,109	Morgan Stanley & Co. International PLC	12/06/22	5,340
CNH	556,000	USD	75,925	BNP Paribas SA	12/06/22	3,007
CNH	22,000	USD	3,074	Bank of America N.A.	12/06/22	49
CNH	52,604,320	USD	7,428,827	Citibank N.A.	12/06/22	39,081
CNH	2,419,000	USD	330,679	State Street Bank and Trust Co.	12/06/22	12,732
EUR	1,797,000	USD	1,850,775	Morgan Stanley & Co. International	12/06/22	19,683
HKD	32,212,000	USD	4,106,187	BNP Paribas SA	12/06/22	17,676
HKD	7,016,000	USD	894,417	Bank of America N.A.	12/06/22	3,789
INR	1,874,627,000	USD	23,027,506	Morgan Stanley & Co. International PLC	12/06/22	14,897
KRW	29,756,306,000	USD	22,589,679	Morgan Stanley & Co. International PLC	12/06/22	110,824
MXN	72,833,000	USD	3,759,451	HSBC Bank PLC	12/06/22	12,772
MXN	29,000	USD	1,487	Morgan Stanley & Co. International PLC	12/06/22	15

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	10,698,000	USD	2,411,334	Morgan Stanley & Co. International PLC	12/06/22	$1,503
THB	46,000	USD	1,281	HSBC Bank PLC	12/06/22	24
TRY	105,000	USD	5,500	Goldman Sachs & Co.	12/06/22	127
TRY	5,000	USD	266	HSBC Bank PLC	12/06/22	2
TWD	640,162,000	USD	20,747,598	Morgan Stanley & Co. International PLC	12/06/22	70,437
USD	25,170	CNH	177,000	Bank of New York	12/06/22	42
USD	260,182	HKD	2,032,000	Barclays Bank PLC	12/06/22	40
USD	74,005	INR	6,004,000	Morgan Stanley & Co. International PLC	12/06/22	205
USD	30,712	MXN	591,000	Goldman Sachs & Co.	12/06/22	103
USD	6,379	TRY	119,000	UBS AG	12/06/22	2
USD	67,463	TWD	2,070,000	Morgan Stanley & Co. International PLC	12/06/22	146
USD	47,598	ZAR	809,000	State Street Bank and Trust Co.	12/06/22	789
ZAR	39,000	USD	2,233	Goldman Sachs & Co.	12/06/22	24
BRL	4,469,000	USD	845,105	Morgan Stanley & Co. International PLC	01/05/23	10,735
CLP	44,223,000	USD	49,135	Morgan Stanley & Co. International PLC	01/05/23	261
EUR	18,000	USD	18,622	UBS AG	01/05/23	165
INR	10,700,000	USD	131,100	Morgan Stanley & Co. International PLC	01/05/23	287
MXN	2,033,000	USD	104,382	Goldman Sachs & Co.	01/05/23	377
MYR	199,000	USD	44,927	Morgan Stanley & Co. International PLC	01/05/23	98
USD	12,523	CNH	88,000	Bank of New York	01/05/23	—
USD	1,768,967	HKD	13,816,000	Morgan Stanley & Co. International PLC	01/05/23	887
USD	32,345,495	HKD	252,578,000	State Street Bank and Trust Co.	01/05/23	22,238
USD	5,927	MXN	115,000	Deutsche Bank Securities Inc.	01/05/23	1
USD	5,352	THB	187,000	Barclays Bank PLC	01/05/23	29
USD	785,624	TRY	14,839,000	UBS AG	01/05/23	2,523
USD	36,188	TWD	1,102,000	Morgan Stanley & Co. International PLC	01/05/23	11
USD	9,184	ZAR	159,000	Deutsche Bank Securities Inc.	01/05/23	10
USD	5,572,312	ZAR	94,978,000	HSBC Bank PLC	01/05/23	92,324
USD	329,372	ZAR	5,617,000	JPMorgan Chase Bank N.A.	01/05/23	5,285
HKD	218,758,000	USD	28,025,608	State Street Bank and Trust Co.	12/06/22	(19,642)
THB	118,741,000	USD	3,368,545	Citibank N.A.	12/06/22	(402)
TRY	12,430,000	USD	668,499	UBS AG	12/06/22	(2,331)
USD	9,009,788	BRL	47,591,000	Morgan Stanley & Co. International PLC	12/06/22	(153,291)
USD	1,099,201	CLP	1,043,878,000	Morgan Stanley & Co. International PLC	12/06/22	(72,248)
USD	100,453	CNH	713,000	Bank of New York	12/06/22	(767)
USD	7,419,328	CNH	54,278,320	Citibank N.A.	12/06/22	(286,228)
USD	60,634	CNH	433,000	JPMorgan Chase Bank N.A.	12/06/22	(836)
USD	1,687,231	EUR	1,703,000	BNP Paribas SA	12/06/22	(85,384)
USD	48,753	EUR	47,000	Bank of America N.A.	12/06/22	(168)
USD	46,591	EUR	47,000	HSBC Bank PLC	12/06/22	(2,330)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	103,549	HKD	811,000	Deutsche Bank Securities Inc.	12/06/22	$(277)
USD	443,260	HKD	3,468,000	Morgan Stanley & Co. International PLC	12/06/22	(722)
USD	32,081,495	HKD	251,675,000	State Street Bank and Trust Co.	12/06/22	(138,590)
USD	22,484,379	INR	1,868,623,000	Morgan Stanley & Co. International PLC	12/06/22	(484,224)
USD	20,874,051	KRW	29,756,306,000	Morgan Stanley & Co. International PLC	12/06/22	(1,826,452)
USD	3,265,726	MXN	65,181,000	Citibank N.A.	12/06/22	(110,178)
USD	276,201	MXN	5,515,000	Deutsche Bank Securities Inc.	12/06/22	(9,436)
USD	66,919	MXN	1,333,000	Morgan Stanley & Co. International PLC	12/06/22	(2,120)
USD	12,463	MXN	242,000	State Street Bank and Trust Co.	12/06/22	(71)
USD	2,262,760	MYR	10,698,000	Morgan Stanley & Co. International PLC	12/06/22	(150,077)
USD	79,460	THB	2,831,000	Barclays Bank PLC	12/06/22	(842)
USD	2,982,340	THB	113,262,000	Citibank N.A.	12/06/22	(230,389)
USD	70,970	THB	2,694,000	HSBC Bank PLC	12/06/22	(5,446)
USD	638,404	TRY	12,204,000	Citibank N.A.	12/06/22	(15,651)
USD	11,556	TRY	217,000	UBS AG	12/06/22	(74)
USD	19,784,514	TWD	638,092,000	Morgan Stanley & Co. International PLC	12/06/22	(966,205)
USD	18,574	ZAR	322,000	Bank of New York	12/06/22	(56)
USD	4,997,228	ZAR	92,090,000	Citibank N.A.	12/06/22	(331,072)
USD	102,054	ZAR	1,796,000	State Street Bank and Trust Co.	12/06/22	(1,862)
ZAR	94,978,000	USD	5,587,819	HSBC Bank PLC	12/06/22	(92,420)
THB	897,000	USD	25,584	Barclays Bank PLC	01/05/23	(52)
THB	1,922,000	USD	54,836	BNP Paribas SA	01/05/23	(130)
TRY	102,000	USD	5,385	JPMorgan Chase Bank N.A.	01/05/23	(2)
USD	9,092,260	BRL	48,106,000	Morgan Stanley & Co. International PLC	01/05/23	(120,325)
USD	1,167,589	CLP	1,050,823,000	Morgan Stanley & Co. International PLC	01/05/23	(6,166)
USD	141,124	CNH	998,000	Bank of New York	01/05/23	(892)
USD	7,446,504	CNH	52,604,320	Citibank N.A.	01/05/23	(39,095)
USD	169,871	CNH	1,200,000	HSBC Bank PLC	01/05/23	(890)
USD	145,618	EUR	141,000	BNP Paribas SA	01/05/23	(1,543)
USD	3,131	EUR	3,000	Bank of America N.A.	01/05/23	—
USD	1,855,897	EUR	1,797,000	Morgan Stanley & Co. International PLC	01/05/23	(19,621)
USD	55,026	HKD	430,000	HSBC Bank PLC	01/05/23	(3)
USD	23,095,607	INR	1,884,026,000	Morgan Stanley & Co. International PLC	01/05/23	(38,591)
USD	22,670,550	KRW	29,854,242,000	Morgan Stanley & Co. International PLC	01/05/23	(224,369)
USD	35,615	MXN	694,000	Bank of America N.A.	01/05/23	(146)
USD	3,740,491	MXN	72,833,000	HSBC Bank PLC	01/05/23	(12,531)
USD	2,418,637	MYR	10,729,000	Morgan Stanley & Co. International PLC	01/05/23	(8,851)
USD	3,379,474	THB	118,741,000	Citibank N.A.	01/05/23	(251)
USD	1,266	TRY	24,000	Deutsche Bank Securities Inc.	01/05/23	(1)
USD	22,349,727	TWD	683,233,000	Morgan Stanley & Co. International PLC	01/05/23	(79,938)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	1,864,000	USD	109,519	JPMorgan Chase Bank N.A.	01/05/23	$(1,971)
						(5,545,159)
						$(4,981,128)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$157,564,541	$—	$—	$157,564,541

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$564,031	$—	$564,031
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,545,159)	—	(5,545,159)
	$—	$(4,981,128)	$—	$(4,981,128)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

BRL	Brazilian Real	MYR	Malaysian Ringgit
CLP	Chilean Peso	THB	Thai Baht
CNH	Chinese Yuan	TRY	Turkish Lira
EUR	Euro	TWD	New Taiwan Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
KRW	South Korean Won
MXN	Mexican Peso

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